Derivatives (Summary of Hedging Instruments by Term to Maturity) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 25,783,596	$ 23,423,169
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	188,500	178,300
Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	159,693	144,485
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Carrying Value Of Foreign Currency Deposit Liabilities Designated As Nonderivative Hedging Instruments	$ 77,400	$ 67,200